Document and Entity Information	12 Months Ended
Dec. 21, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 20, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Dec 20, 2012
Document Effective Date	Dec 20, 2012
Prospectus Date	Dec 21, 2012

BRC Large Cap Focus Equity Fund
FUND SUMMARY BRC LARGE CAP FOCUS EQUITY FUND
Investment Objective
The BRC Large Cap Focus Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation that will exceed the S&P 500® Index over a three- to five-year time horizon.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BRC Large Cap Focus Equity Fund (USD $)	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee	none	none
Fee for Redemptions Paid by Wire	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BRC Large Cap Focus Equity Fund		Institutional Class Shares	Advisor Class Shares
Management Fees		0.75%	0.75%
Distribution [and/or Service] (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.23%	1.23%
Fee Waiver/Expense Reimbursement		(1.14%)	(1.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.84%	1.09%
[1]	Estimated for first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 29, 2016, so that the Total Annual Fund Operating Expenses does not exceed 0.84%. This operating expenses limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired fund fees and expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Both the one year number and the three year number shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BRC Large Cap Focus Equity Fund (USD $)	One Year	Three Years
Institutional Class	88	276
Advisor Class	114	357

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.
Principal Investment Strategies
The Fund normally invests at least 80% of its assets in U.S. common stocks of large capitalization issuers that are within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of September 30, 2012, the S&P 500® Index included companies with market capitalizations between $1.5 billion and $625 billion.

BRC Investment Management LLC (the “Adviser”) is the investment adviser to the Fund. BRC is an acronym for “Bounded Rationality Concepts” which reinforces the Adviser’s strong ties to the field of behavioral economics which, generally speaking, focuses on the psychological effects of social and emotional factors on the economic decisions of individuals and institutions. The Adviser’s investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary quantitative, fundamental and behavioral valuation techniques, the Adviser seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The first step in the Adviser’s investment process is to apply a series of internally developed and proprietary quantitative models to the investment universe (securities within the S&P 500® Index plus other select large cap U.S. equities). The Adviser’s quantitative model—which includes several sub-models that seek to anticipate security analyst behavior, predict earnings surprises, and assess valuation—ranks all stocks in the investible universe on a daily basis. These rankings correspond to the greater or lesser likelihood of a particular company announcing a positive earnings surprise or receiving a positive analyst revision—events which are often associated with excess stock returns. The Adviser performs the ranking on a sector-by-sector basis, giving it a diversified set of top securities, and selects those it believes to be the most attractive 10% of securities from each sector. Next, the Adviser’s equity analysts conduct fundamental research on each of our top investment prospects. Given the behavioral anomalies and inefficiencies that the Adviser believes in, the Adviser’s fundamental analysts focus on the drivers of estimate revisions, earnings surprises, and valuation as they choose and monitor portfolio investments. Instead of creating better forecasts of corporate profitability (relative to Wall Street sell-side or other buy-side analysts), the analysts strive to profit from changing expectations, ‘unexpected’ earnings surprises, systematic forecasting errors made by Wall Street analysts, and under-reaction to current information. In particular, the Adviser focuses on earnings persistence and the core drivers of earnings surprises and estimate revisions; with the goal of identifying companies that possess attractive economic characteristics, return drivers, and accounting methods. Additionally, the Adviser’s analysts leverage their awareness of behavioral finance (and the many biases and heuristics that drive investor decisions) to profit from investors’ reaction and under-reaction to data, including information associated with positive events predicted by the Adviser’s quantitative models.

The Fund will normally hold a core position of between 30 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Fund’s portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is designed to create a weight that is in proportion to the weighting of the equivalent benchmark index sector.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index. The Fund may invest in the securities of other investment companies including exchange-traded funds (“ETFs”) and index ETFs and cash.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Portfolio Turnover Risk. The Fund may trade actively and experience high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect individual investor’s performance results.

Other Investment Company Risk. The Fund may incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.
Performance
The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Dec 21, 2012
BRC Large Cap Focus Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY BRC LARGE CAP FOCUS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BRC Large Cap Focus Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation that will exceed the S&P 500® Index over a three- to five-year time horizon.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Both the one year number and the three year number shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in U.S. common stocks of large capitalization issuers that are within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of September 30, 2012, the S&P 500® Index included companies with market capitalizations between $1.5 billion and $625 billion.

BRC Investment Management LLC (the “Adviser”) is the investment adviser to the Fund. BRC is an acronym for “Bounded Rationality Concepts” which reinforces the Adviser’s strong ties to the field of behavioral economics which, generally speaking, focuses on the psychological effects of social and emotional factors on the economic decisions of individuals and institutions. The Adviser’s investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary quantitative, fundamental and behavioral valuation techniques, the Adviser seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The first step in the Adviser’s investment process is to apply a series of internally developed and proprietary quantitative models to the investment universe (securities within the S&P 500® Index plus other select large cap U.S. equities). The Adviser’s quantitative model—which includes several sub-models that seek to anticipate security analyst behavior, predict earnings surprises, and assess valuation—ranks all stocks in the investible universe on a daily basis. These rankings correspond to the greater or lesser likelihood of a particular company announcing a positive earnings surprise or receiving a positive analyst revision—events which are often associated with excess stock returns. The Adviser performs the ranking on a sector-by-sector basis, giving it a diversified set of top securities, and selects those it believes to be the most attractive 10% of securities from each sector. Next, the Adviser’s equity analysts conduct fundamental research on each of our top investment prospects. Given the behavioral anomalies and inefficiencies that the Adviser believes in, the Adviser’s fundamental analysts focus on the drivers of estimate revisions, earnings surprises, and valuation as they choose and monitor portfolio investments. Instead of creating better forecasts of corporate profitability (relative to Wall Street sell-side or other buy-side analysts), the analysts strive to profit from changing expectations, ‘unexpected’ earnings surprises, systematic forecasting errors made by Wall Street analysts, and under-reaction to current information. In particular, the Adviser focuses on earnings persistence and the core drivers of earnings surprises and estimate revisions; with the goal of identifying companies that possess attractive economic characteristics, return drivers, and accounting methods. Additionally, the Adviser’s analysts leverage their awareness of behavioral finance (and the many biases and heuristics that drive investor decisions) to profit from investors’ reaction and under-reaction to data, including information associated with positive events predicted by the Adviser’s quantitative models.

The Fund will normally hold a core position of between 30 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Fund’s portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is designed to create a weight that is in proportion to the weighting of the equivalent benchmark index sector.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index. The Fund may invest in the securities of other investment companies including exchange-traded funds (“ETFs”) and index ETFs and cash.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Portfolio Turnover Risk. The Fund may trade actively and experience high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect individual investor’s performance results.

Other Investment Company Risk. The Fund may incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
BRC Large Cap Focus Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[2]
One Year	rr_ExpenseExampleYear01	88
Three Years	rr_ExpenseExampleYear03	276
BRC Large Cap Focus Equity Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[2]
One Year	rr_ExpenseExampleYear01	114
Three Years	rr_ExpenseExampleYear03	357

[1]	Estimated for first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 29, 2016, so that the Total Annual Fund Operating Expenses does not exceed 0.84%. This operating expenses limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired fund fees and expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Dec 21, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2012